Tax Receivables and Tax Payables	12 Months Ended
Dec. 31, 2024
Tax Receivables And Tax Payables [Abstract]
Tax Receivables and Tax Payables

22. Tax receivables and tax payables

The breakdown in the account is as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Tax receivables	17,440	14,338
Tax payables	(25,431)	(30,798)

The increase in tax receivables is mainly due to the increase in receivable from Stevanato Holding S.r.l. (the parent company in the group taxation regime) which, as at December 31, 2024, had not yet repaid the full amount of the Stevanato Group’s tax losses for fiscal year 2023, transferred within the consolidated tax group. Participation in the Italian tax consolidation regime enables each participating company to optimize the financial management of corporate income tax, for example by netting the taxable income and tax losses of each participant within the tax group. This increase was partially offset by the utilization of High Tech Investments and R&D tax credit accrued by Italian legal entities for previous fiscal years.

Tax payables decreased mainly due to (i) a slightly lower Italian Corporate Income Tax to be paid by Italian legal entities to Stevanato Holding S.r.l. within the Italian tax consolidation regime; (ii) the advance payment made for fiscal year 2024 by Italian entities for IRAP tax (the Italian regional direct tax) was slightly higher than the amount due for the year, therefore no amounts for IRAP were due for fiscal year 2024.